CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - Foresight Acquisition Corp [Member] - $ / shares	Sep. 30, 2021	Dec. 31, 2020
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock authorized	1,000,000	1,000,000
Preferred stock issued	0	0
Preferred stock outstanding	0	0
Common Class A
Units Subject to Possible Redemption	31,625,000	0
Common stock par or stated value per share		$ 0.0001
Common stock shares authorized		200,000,000
Common stock shares issued		0
Common stock shares outstanding		0
Common Class B
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorized	20,000,000	20,000,000
Common stock shares issued	7,906,250	7,906,250
Common stock shares outstanding	7,906,250	7,906,250
Class A Common Stock Not Subject to Redemption
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorized	200,000,000	200,000,000
Common stock shares issued	832,500	832,500
Common stock shares outstanding	832,500	832,500